Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Accrued Liabilities (Tables) [Line Items]
Schedule of accrued liabilities
	March 31, 2022	December 31, 2021
Accrued compensation expenses	$7,548	$3,802
Accrued interest	1,554	1,369
Accrued vendor payables	1,511	1,109
Accrued professional services	925	934
Other accrued liabilities	165	84
	$11,703	$7,298